Supplemental Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2019
Additional Financial Information Disclosure [Abstract]
Schedule of cash and cash equivalents	Cash and cash equivalents at December 31, 2019 and 2018 were as follows:

(In millions)	2019	2018
Cash	$190.8	$264.4
Other short-term investments	300.0	117.6
Total cash and cash equivalents	$490.8	$382.0

Schedule of other non-operating income (expense)
Other income (expense) for the years ended December 31, 2019, 2018, and 2017 was as follows:

(in millions)	2019	2018	2017
Rent, royalty income and other income	$2.9	$3.1	$3.5
Gains from disposal of property, plant and equipment, net	90.7	1.3	0.5
Equity loss on joint ventures (See Note 7)	(10.7)	(1.0)	—
Loss on sales of businesses, net (See Note 6)	(1.9)	—	—
Gain on joint venture deconsolidation (See Note 7)	—	15.9	—
Joint venture impairment charge (See Note 7)	(11.4)	—	—
Other	0.1	1.2	—
Total other income, net	$69.7	$20.5	$4.0